PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks 94.1%
Brazil 6.2%
MercadoLibre, Inc.*	158,910	$196,738,525
NU Holdings Ltd. (Class A Stock)*	12,424,052	98,895,454
		295,633,979
Denmark 7.2%
DSV A/S	432,881	86,636,812
Novo Nordisk A/S (Class B Stock)	1,591,219	256,587,630
		343,224,442
France 22.5%
Dassault Systemes SE	2,412,568	103,109,908
Hermes International	120,414	266,507,994
L’Oreal SA	493,572	229,564,970
LVMH Moet Hennessy Louis Vuitton SE	233,945	217,280,616
Pernod Ricard SA	539,523	118,949,540
Safran SA	827,760	137,419,005
		1,072,832,033
Hong Kong 1.1%
Hong Kong Exchanges & Clearing Ltd.	1,276,465	53,818,351
India 2.4%
HDFC Bank Ltd., ADR	1,691,097	115,468,103
Indonesia 1.7%
Bank Central Asia Tbk PT	130,319,405	78,925,570
Israel 1.4%
Mobileye Global, Inc. (Class A Stock)*(a)	1,690,665	64,549,590
Italy 11.0%
Brunello Cucinelli SpA	1,426,071	120,574,930
Ferrari NV	915,646	293,543,838
Moncler SpA	1,561,226	112,679,368
		526,798,136

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 4.4%
Advantest Corp.	468,634	$64,816,717
Keyence Corp.	320,989	144,041,317
		208,858,034
Netherlands 9.8%
Adyen NV, 144A*	24,458	45,394,422
Argenx SE, ADR*	104,465	52,700,503
ASM International NV	326,172	154,957,847
ASML Holding NV	297,026	212,750,460
		465,803,232
South Korea 2.1%
Samsung SDI Co. Ltd.	195,088	101,836,869
Sweden 1.9%
Atlas Copco AB (Class A Stock)	6,332,415	89,957,559
Switzerland 5.3%
Cie Financiere Richemont SA (Class A Stock)	684,248	110,186,439
Lonza Group AG	82,097	47,701,333
On Holding AG (Class A Stock)*(a)	2,663,309	95,879,124
		253,766,896
Taiwan 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,231,855	221,288,423
United Kingdom 8.3%
Ashtead Group PLC	1,411,775	104,448,522
AstraZeneca PLC	1,008,545	144,903,989
Compass Group PLC	5,539,755	144,131,426
		393,483,937
United States 4.2%
Lululemon Athletica, Inc.*	204,519	77,416,577
Schneider Electric SE	686,783	122,502,932
		199,919,509

Total Common Stocks (cost $3,474,973,214)		4,486,164,663

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description		Shares		Value
Preferred Stock 3.2%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A (cost $137,018,852)			1,236,887	$151,249,855

Total Long-Term Investments (cost $3,611,992,066)				4,637,414,518
Short-Term Investments 6.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	177,571,321	177,571,321
PGIM Institutional Money Market Fund (cost $115,067,676; includes $114,391,205 of cash collateral for securities on loan)(b)(wi)	115,150,019	115,080,928

Total Short-Term Investments (cost $292,638,997)				292,652,249

TOTAL INVESTMENTS 103.4% (cost $3,904,631,063)				4,930,066,767
Liabilities in excess of other assets (3.4)%				(162,539,834)

Net Assets 100.0%				$4,767,526,933

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,975,220; cash collateral of $114,391,205 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3